Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses [Line Items]
Accounts payable	$ 4,314	$ 5,126
Accrued legal settlements	7,152	1,200
Other accrued expenses	2,728	2,927
Total Accounts Payable and Accrued Expenses	$ 14,194	$ 9,253